Related Party and Party-in-Interest Transactions (Details) - EBP 019 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees paid for loan services	$ 1
Fees paid for investment management services	24
Carpenter Technology Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Purchase of investments	74
Sale of investments	$ 430
Equivalent shares (in shares) | shares	848	1,986
Share price (in dollars per share) | $ / shares	314.84	169.71